CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2011	$ 35,119		$ 0	$ 127,765	$ (92,646)
Beginning Balance (in shares) at Dec. 31, 2011			129,512
Net loss	(30,888)	0	0		(30,888)
Stock compensation expense	1,159	0	0	1,159	0
Exercise of warrants	2,413	0	0	2,413
Exercise of warrants (in shares)		0	143,054
Ending Balance at Dec. 31, 2012	7,803	0	0	131,337	(123,534)
Ending Balance (in shares) at Dec. 31, 2012		0	272,566
Net loss	(48,705)	0	0	0	(48,705)
Stock compensation expense	42	0	0	42	0
Stock compensation expense (in shares)		0	0
Stock issued pursuant to debt extinguishment (Exchange Agreement, (Note 16)	20,576	0	9	20,567	0
Stock issued pursuant to debt extinguishment (Exchange Agreement, (Note 16) (in shares)		0	8,741,761
Stock issued to Manager	2,837	0	1	2,836	0
Stock issued to Manager (in shares)		0	1,162,694
Stock issued for cancellation of covenant	1,180	0	0	1,180	0
Stock issued for cancellation of covenant (in shares)		0	400,000
Stock issued for settlement of liability	13,599	0	8	13,591	0
Stock issued for settlement of liability (in shares)		0	7,302,866
Stock issued to Company's officers, directors and employees	3,783	0	2	3,781	0
Stock issued to Company's officers, directors and employees (in shares)		0	1,712,163
Beneficial conversion feature	262	0	0	262	0
Preferred stock issued for cash	10,000	0	0	10,000	0
Preferred stock issued for cash (in shares)		100,000
Preferred stock converted into common stock	0	0	2	(2)	0
Preferred stock converted into common stock (in shares)		(44,000)	2,200,000
Stock issued through equity lines	1,041	0	1	1,040	0
Stock issued through equity lines (in shares)		0	565,974
Common stock issued for convertible notes	375	0	0	375	0
Common stock issued for convertible notes (in shares)		0	395,844
Series D Preferred stock issued for cash	10,000	0	0	10,000	0
Series D Preferred stock issued for cash (in shares)		100,000
Ending Balance at Dec. 31, 2013	12,793	0	23	185,009	(172,239)
Ending Balance (in shares) at Dec. 31, 2013		56,000	22,753,868
Net loss	(12,688)	0	0	0	(12,688)
Stock compensation expense	637	0	11	627	0
Stock compensation expense (in shares)		0	11,000,000
Cashless warrants exercised	0	0	56	(56)	0
Cashless warrants exercised (in shares)			56,608,510
Beneficial conversion feature	164	0	0	164	0
Preferred stock issued for cash	23,969	0	0	23,969	0
Preferred stock issued for cash (in shares)		250,000	0
Common stock issued for convertible notes	128	0	0	128	0
Common stock issued for convertible notes (in shares)		0	121,176
Series D Preferred stock issued for cash	23,969	0	0	23,969	0
Series D Preferred stock issued for cash (in shares)		250,000	0
Series D Preferred stock converted into common stock	0	0	22	(22)	0
Series D Preferred stock converted into common stock (in shares)		(241,840)	22,187,138
Series C Preferred stock converted into common stock	0	0	3	(3)	0
Series C Preferred stock converted into common stock (in shares)		(56,000)	2,800,000
Ending Balance at Dec. 31, 2014	$ 25,004	$ 0	$ 115	$ 209,816	$ (184,927)
Ending Balance (in shares) at Dec. 31, 2014		8,160	115,470,692